Loans - Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 3,019,228	$ 3,902,796	$ 6,473,703
(Reversal of) provision for loan losses	333,990	(543,138)	(65,056)
Chargeoffs	388,309	437,093	2,640,845
Recoveries	406,786	96,663	134,994
Net chargeoffs	(18,477)	340,430	2,505,851
Ending Balance	3,371,695	3,019,228	3,902,796
Loans individually evaluated for impairment				$ 401,347	$ 442,589	$ 786,893
Loans collectively evaluated for impairment				2,970,348	2,576,639	3,115,903
Ending Balance	3,371,695	3,019,228	3,902,796	3,371,695	3,019,228	3,902,796
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	2,151,715	3,117,134	5,238,895
(Reversal of) provision for loan losses	605,040	(827,052)	401,971
Chargeoffs	223,403	168,841	2,567,499
Recoveries	311,329	30,474	43,767
Net chargeoffs	(87,926)	138,367	2,523,732
Ending Balance	2,844,681	2,151,715	3,117,134
Loans individually evaluated for impairment				401,347	442,589	749,090
Loans collectively evaluated for impairment				2,443,334	1,709,126	2,368,044
Ending Balance	2,151,715	2,151,715	3,117,134	2,844,681	2,151,715	3,117,134
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	346,781	257,554	643,248
(Reversal of) provision for loan losses	(113,257)	253,418	(393,924)
Chargeoffs	18,963	165,685	8,035
Recoveries	7,280	1,494	16,265
Net chargeoffs	11,683	164,191	(8,230)
Ending Balance	221,841	346,781	257,554
Loans individually evaluated for impairment						37,803
Loans collectively evaluated for impairment				221,841	346,781	219,751
Ending Balance	346,781	346,781	257,554	221,841	346,781	257,554
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	520,732	528,108	591,560
(Reversal of) provision for loan losses	(157,793)	30,496	(73,103)
Chargeoffs	145,943	102,567	65,311
Recoveries	88,177	64,695	74,962
Net chargeoffs	57,766	37,872	(9,651)
Ending Balance	305,173	520,732	528,108
Loans collectively evaluated for impairment				305,173	520,732	528,108
Ending Balance	$ 520,732	$ 520,732	$ 528,108	$ 305,173	$ 520,732	$ 528,108